UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

November 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Alabama Municipal Income Fund

Eaton Vance Arkansas Municipal Income Fund

Eaton Vance Georgia Municipal Income Fund

Eaton Vance Kentucky Municipal Income Fund

Eaton Vance Maryland Municipal Income Fund

Eaton Vance Missouri Municipal Income Fund

Eaton Vance North Carolina Municipal Income Fund

Eaton Vance Oregon Municipal Income Fund

Eaton Vance South Carolina Municipal Income Fund

Eaton Vance Tennessee Municipal Income Fund

Eaton Vance Virginia Municipal Income Fund

Eaton Vance

Alabama Municipal Income Fund

November 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.7%

Security	Principal Amount (000’s omitted)	Value
Education — 5.4%
Auburn University, 5.00%, 6/1/36	$1,000	$1,188,320
University of Alabama, 5.00%, 7/1/34	1,500	1,745,745

		$2,934,065

General Obligations — 11.8%
Auburn, 5.25%, 12/1/27	$1,000	$1,193,270
Huntsville, 5.00%, 5/1/33	1,000	1,210,260
Madison, 5.15%, 2/1/39	1,250	1,389,650
Mobile, 5.00%, 2/15/27	1,000	1,150,600
Oxford, 5.00%, 2/1/32	1,205	1,432,516

		$6,376,296

Hospital — 16.4%
Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(1)(2)	$1,740	$1,937,977
Birmingham Special Care Facilities Financing Authority, (Children’s Hospital), 6.125%, 6/1/34	1,500	1,746,660
East Alabama, Health Care Authority, 5.00%, 9/1/27	1,000	1,144,420
Health Care Authority, (Baptist Health), 5.00%, 11/15/16	400	427,160
Health Care Authority, (Baptist Health), 5.00%, 11/15/18	750	797,400
Health Care Authority, (Baptist Health), 5.00%, 11/15/21	400	418,332
Huntsville, Health Care Authority, 5.50%, 6/1/25	1,000	1,177,940
University of Alabama, Hospital Revenue, 5.75% to 9/1/18 (Put Date), 9/1/22	1,000	1,177,320

		$8,827,209

Industrial Development Revenue — 3.8%
Butler Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$600	$628,254
Phenix City Industrial Development Board, Environmental Improvement Revenue, (MeadWestvaco Coated Board Project), (AMT), 4.125%, 5/15/35(3)	545	553,093
Selma Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	750	861,308

		$2,042,655

Insured-Education — 8.5%
Alabama State Board of Education, (Chattahoochee Valley Community College), (AGC), 5.00%, 6/1/34	$1,000	$1,129,650
Alabama State University, (AGC), 4.75%, 5/1/33	475	527,122
Auburn University, (AGM), 5.00%, 6/1/38	250	285,430
Jacksonville State University, (AGC), 5.125%, 12/1/33	1,230	1,380,859
Montgomery, Public Educational Building Authority, (Alabama State University), (XLCA), 5.25%, 10/1/25	1,110	1,236,840

		$4,559,901

Insured-Electric Utilities — 2.2%
Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	$400	$497,284
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	625	692,431

		$1,189,715

Insured-Escrowed/Prerefunded — 13.6%
Birmingham, Waterworks and Sewer Board, (NPFG), Prerefunded to 1/1/13, 5.25%, 1/1/33	$2,500	$2,510,875

1

Security	Principal Amount (000’s omitted)	Value
Gadsden, (AMBAC), Prerefunded to 8/1/13, 5.125%, 8/1/28	$2,000	$2,085,440
Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.15%, 11/15/27	2,065	2,255,496
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	330	472,821

		$7,324,632

Insured-Lease Revenue/Certificates of Participation — 4.3%
Montgomery County, Public Building Authority, (NPFG), 5.00%, 3/1/31	$500	$547,825
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	770	1,103,248
Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	520	654,124

		$2,305,197

Insured-Special Tax Revenue — 6.3%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27(4)	$1,855	$1,865,963
Birmingham-Jefferson Civic Center Authority, (NPFG), 0.00%, 9/1/18	505	404,152
Wilcox County, Board of Education, (XLCA), 4.60%, 3/1/36	1,100	1,109,020

		$3,379,135

Insured-Transportation — 4.2%
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	$1,000	$889,250
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,185	1,353,116

		$2,242,366

Insured-Water and Sewer — 11.3%
Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$2,410	$2,462,996
Cullman Utilities Board, (AGM), 5.00%, 9/1/30	1,000	1,173,240
Florence Water and Sewer Authority, (AGM), 4.75%, 8/15/36	750	843,967
West Morgan-East Lawrence, Water and Sewer Authority, (AGM), 0.00%, 8/15/41	2,600	502,346
West Morgan-East Lawrence, Water and Sewer Authority, (AGM), 4.85%, 8/15/35	1,000	1,127,530

		$6,110,079

Other Revenue — 3.2%
Alabama Incentives Financing Authority, 5.00%, 9/1/29	$1,500	$1,734,150

		$1,734,150

Special Tax Revenue — 4.5%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$145	$166,071
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	155	177,581
Homewood City Board of Education, 5.00%, 4/1/32	500	590,495
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/41	475	511,095
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	540	578,961
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	388,661

		$2,412,864

Water and Sewer — 7.2%
Auburn, Waterworks Board, 5.00%, 9/1/29	$1,315	$1,548,478
Opelika Utilities Board, 5.25%, 6/1/36	500	579,265
Opelika Utilities Board, 5.25%, 6/1/41	500	577,440
Scottsboro Waterworks, Sewer and Gas Board, 5.00%, 8/1/32	1,000	1,163,560

		$3,868,743

Total Tax-Exempt Investments — 102.7% (identified cost $49,039,353)		$55,307,007

Other Assets, Less Liabilities — (2.7)%		$(1,440,033)

Net Assets — 100.0%		$53,866,974

2

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Alabama municipalities. In addition, 12.5% of the Fund’s net assets at November 30, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2012, 49.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 16.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $806,938.

(3)	When-issued security.

(4)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

A summary of open financial instruments at November 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/13	8 U.S. 30-Year Treasury Bond	Short	$(1,199,923)	$(1,200,500)	$(577)

At November 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $577.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$47,161,295

Gross unrealized appreciation	$6,435,712
Gross unrealized depreciation	—

Net unrealized appreciation	$6,435,712

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$55,307,007	$—	$55,307,007
Total Investments	$—	$55,307,007	$—	$55,307,007

Liability Description
Futures Contracts	$(577)	$—	$—	$(577)
Total	$(577)	$—	$—	$(577)

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At November 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Arkansas Municipal Income Fund

November 30, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 98.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.4%
Arkansas Development Finance Authority, (Capital Improvement), 5.00%, 6/1/24	$500	$640,315
Arkansas Development Finance Authority, (Capital Improvement), 5.00%, 6/1/25	250	318,758

		$959,073

Education — 3.7%
Texas A&M University, 5.00%, 7/1/26	$200	$267,520
University of Arkansas, (Fort Smith Campus), 4.75%, 12/1/35	500	575,465
University of Arkansas, (Phillips Community College), 5.00%, 12/1/29	250	280,627
University of Arkansas, (UAMS Campus), 5.00%, 12/1/30	750	896,340
University of Arkansas, (Auxiliary Facilities-Monticello Campus), 4.00%, 10/1/32(1)	500	546,985

		$2,566,937

Escrowed/Prerefunded — 4.5%
Arkansas Development Finance Authority, (Waste Water System), Escrowed to Maturity, 5.50%, 12/1/19	$250	$323,240
Benton, School District No. 8, Prerefunded to 8/1/13, 4.80%, 2/1/38	750	772,920
Benton, School District No. 8, Prerefunded to 8/1/13, 4.85%, 2/1/40	1,000	1,030,900
Siloam Springs, School District No. 21, Prerefunded to 12/1/13, 4.60%, 6/1/34	1,000	1,043,560

		$3,170,620

General Obligations — 18.4%
Arkansas, 4.75%, 6/1/29	$750	$853,080
Arkansas State College Savings, 0.00%, 6/1/14	2,750	2,727,917
Arkansas Water, Waste Disposal and Pollution Facilities, 4.875%, 7/1/43	1,000	1,130,730
Bentonville, School District No. 6, 4.50%, 6/1/40	1,000	1,119,960
Bradford, Special School District, 4.75%, 2/1/39	315	334,921
Bryant, School District No. 25, 4.75%, 2/1/39	1,490	1,584,228
Conroe, Independent School District, 5.00%, 2/15/35	150	182,196
Conway, School District No. 1, 4.75%, 2/1/34	750	801,908
Pottsville, School District No. 61, 4.50%, 2/1/38	1,250	1,324,937
Pulaski County, Special School District, 5.00%, 2/1/35	500	529,660
Springdale, School District No. 50, 4.625%, 6/1/35	1,000	1,105,900
Springdale, School District No. 50, 4.75%, 6/1/39	1,000	1,124,780

		$12,820,217

Housing — 2.1%
Arkansas Development Finance Authority, SFMR, (GNMA), (AMT), 5.125%, 7/1/24	$430	$435,272
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.75%, 7/1/32	425	442,829
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.80%, 7/1/26	375	375,934
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 5.00%, 1/1/29	75	75,086
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 5.05%, 7/1/31	160	166,691

		$1,495,812

Industrial Development Revenue — 3.6%
Arkansas Development Finance Authority, Industrial Facility Revenue, (Potlatch Corp.), (AMT), 7.75%, 8/1/25	$400	$408,492
Baxter, (Aeroquip Corp.), 5.80%, 10/1/13	2,000	2,070,980

		$2,479,472

1

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 10.5%
Arkansas State University, (BEEBE Campus), (AMBAC), 5.00%, 9/1/35	$1,000	$1,089,060
Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	1,000	1,292,920
Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 3/1/32	1,250	1,422,337
Pulaski Technical College, (Capital Improvement), (AGM), 5.00%, 4/1/41	1,150	1,306,757
University of Arkansas, (Fayetteville Campus), (AMBAC), 5.00%, 11/1/36	1,000	1,121,770
University of Arkansas, (UAMS Campus), (NPFG), 5.00%, 11/1/34	1,000	1,067,340

		$7,300,184

Insured-Electric Utilities — 3.1%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	$650	$712,524
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	550	607,778
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	750	832,432

		$2,152,734

Insured-Escrowed/Prerefunded — 3.2%
Arkansas Development Finance Authority, SFMR, (Donaghey Plaza), (AGM), Prerefunded to 6/1/14, 5.00%, 6/1/29(2)	$1,000	$1,069,900
North Little Rock, Electric System, (NPFG), Escrowed to Maturity, 6.50%, 7/1/15	640	695,104
University of Arkansas, Parking Revenue, (NPFG), Prerefunded to 1/1/13, 5.00%, 7/1/29	500	502,055

		$2,267,059

Insured-General Obligations — 0.7%
Arkansas State College Savings, (FGIC), (NPFG), 0.00%, 6/1/17	$500	$474,010

		$474,010

Insured-Health — Miscellaneous — 0.8%
Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	$65	$65,027
Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	500	522,885

		$587,912

Insured-Hospital — 6.5%
Heber Springs, Hospital and Health Care Facilities Board, (Baptist Healthcare System), (AGC), 5.00%, 5/1/26	$1,140	$1,229,410
Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/30	1,500	1,609,770
Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/35	1,565	1,679,527

		$4,518,707

Insured-Lease Revenue/Certificates of Participation — 2.0%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,000	$1,432,790

		$1,432,790

Insured-Other Revenue — 6.2%
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/24	$1,000	$717,990
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/30	820	426,269
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/36	3,500	1,281,350
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/46	8,445	1,870,398

		$4,296,007

Insured-Special Tax Revenue — 3.4%
Bentonville Sales and Use Tax Revenue, (AMBAC), 4.375%, 11/1/27	$105	$114,838
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,000	1,103,240
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	1,000	163,760
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	1,985	178,352
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	4,555	779,087
Springdale Sales and Use Tax Revenue, (AGM), 4.00%, 7/1/27	25	26,177

		$2,365,454

2

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 2.0%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)(4)	$1,200	$1,376,748

		$1,376,748

Insured-Utilities — 3.5%
Benton, Public Utility Revenue, (AGM), 5.00%, 9/1/36	$750	$878,408
Benton, Public Utility Revenue, (AMBAC), 5.00%, 9/1/36(2)	1,435	1,550,216

		$2,428,624

Insured-Water and Sewer — 6.8%
Fort Smith, Water and Sewer, (AGM), 5.00%, 10/1/32	$500	$585,380
Little Rock, Sewer Revenue, (AGM), 4.75%, 6/1/37	1,000	1,109,250
Little Rock, Sewer Revenue, (AGM), 5.00%, 6/1/31	450	511,470
Little Rock, Sewer Revenue, (AGM), 5.00%, 10/1/32	750	854,947
Rogers, Sewer Revenue, (AMBAC), 5.00%, 2/1/32	500	563,785
Rogers, Sewer Revenue, (AMBAC), 5.00%, 2/1/37	1,000	1,127,570

		$4,752,402

Lease Revenue/Certificates of Participation — 4.5%
Arkansas Development Finance Authority, (Donaghey Plaza), 5.00%, 6/1/34	$1,190	$1,424,121
Arkansas Development Finance Authority, Correctional Facilities, 5.125%, 5/15/39	1,500	1,690,080

		$3,114,201

Other Revenue — 0.8%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$7,250	$566,225

		$566,225

Special Tax Revenue — 6.4%
Batesville Sales and Use Tax, 4.00%, 9/1/37	$750	$785,175
Fort Smith Sales and Use Tax, 5.00%, 5/1/23	400	503,532
Fort Smith Sales and Use Tax, 5.00%, 5/1/24	450	559,341
Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	1,100	1,174,448
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	210	225,151
Rogers Sales and Use Tax, 4.125%, 11/1/31	500	561,400
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	125	133,600
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	435	520,208

		$4,462,855

Transportation — 0.7%
Northwest Arkansas Regional Airport Authority, (AMT), 5.00%, 2/1/18	$500	$500,700

		$500,700

Water and Sewer — 3.5%
Arkansas Community Water System Public Water Authority, 5.00%, 10/1/32	$1,000	$1,180,900
El Dorado, Water and Sewer System Revenue, 4.375%, 12/1/28	595	687,409
El Dorado, Water and Sewer System Revenue, 4.50%, 12/1/30	500	580,580

		$2,448,889

Total Tax-Exempt Investments — 98.3% (identified cost $62,747,122)		$68,537,632

Other Assets, Less Liabilities — 1.7%		$1,183,647

Net Assets — 100.0%		$69,721,279

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arkansas municipalities. In addition, 11.4% of the Fund’s net assets at
November 30, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2012, 49.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 28.0% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $776,748.

A summary of open financial instruments at November 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/13	75 U.S. 30-Year Treasury Bond	Short	$(11,216,464)	$(11,254,687)	$(38,223)

At November 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $38,223.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$61,981,098

Gross unrealized appreciation	$6,204,792
Gross unrealized depreciation	(248,258)

Net unrealized appreciation	$5,956,534

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$68,537,632	$—	$68,537,632
Total Investments	$—	$68,537,632	$—	$68,537,632

Liability Description
Futures Contracts	$(38,223)	$—	$—	$(38,223)
Total	$(38,223)	$—	$—	$(38,223)

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At November 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Georgia Municipal Income Fund

November 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.6%

Security	Principal Amount (000’s omitted)	Value
Education — 5.7%
Atlanta Development Authority, Educational Facilities, 4.75%, 7/1/27	$600	$666,192
Fulton County Development Authority, (Georgia Tech Foundation Campus Recreation Center Project), 5.00%, 11/1/30	750	918,878
Fulton County Development Authority, (Georgia Tech Foundation Technology Square Project), 5.00%, 11/1/30	750	923,107
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38	1,500	1,752,585

		$4,260,762

Electric Utilities — 1.5%
Burke County Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$1,000	$1,106,400

		$1,106,400

Escrowed/Prerefunded — 1.5%
Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$800	$1,089,176

		$1,089,176

General Obligations — 17.8%
Coweta County, Water and Sewerage Authority, 5.00%, 6/1/37	$1,000	$1,134,660
Georgia, 1.00%, 3/1/26	2,000	1,711,320
Georgia, 2.00%, 8/1/27	315	315,261
Georgia, 5.00%, 7/1/29	600	750,210
Gwinnett County, School District, 5.00%, 2/1/36(1)	4,500	5,216,085
Gwinnett County, Water and Sewerage Authority, 5.00%, 8/1/23	500	639,420
Jefferson City, School District, 5.25%, 2/1/33	1,500	1,799,985
Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	500	559,605
Lincoln County, School District, 5.50%, 4/1/37	1,000	1,192,520

		$13,319,066

Hospital — 8.8%
DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	$1,000	$1,200,510
Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	3,000	3,424,050
Glynn-Brunswick Memorial Hospital Authority, (Georgia Medical Center), 5.625%, 8/1/34	750	858,428
Macon-Bibb County Hospital Authority (The Medical Center of Central Georgia), 5.00%, 8/1/35	1,000	1,105,080

		$6,588,068

Housing — 3.4%
Georgia Housing and Finance Authority, (AMT), 4.00%, 6/1/30	$500	$511,205
Georgia Housing and Finance Authority, (AMT), 5.25%, 12/1/37	1,925	2,038,383

		$2,549,588

Industrial Development Revenue — 5.3%
Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,615,120

1

Security	Principal Amount (000’s omitted)	Value
Cobb County Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), (AMT), 5.00%, 4/1/33	$925	$985,421
Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	320	321,142

		$3,921,683

Insured-Education — 1.7%
Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGC), 5.25%, 6/15/27	$1,125	$1,300,860

		$1,300,860

Insured-Electric Utilities — 10.6%
Georgia Municipal Electric Power Authority, (NPFG), 5.50%, 1/1/20	$3,005	$3,307,483
Griffin Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	1,000	1,208,250
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	390	427,514
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	895	989,020
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	310	343,446
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,450	1,609,370

		$7,885,083

Insured-General Obligations — 4.9%
Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,527,063
Fayette County, School District, (AGM), 4.95%, 3/1/25	660	743,675
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,369,108

		$3,639,846

Insured-Hospital — 2.7%
Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), 5.50%, 4/1/37	$1,750	$2,024,243

		$2,024,243

Insured-Lease Revenue/Certificates of Participation — 4.4%
Georgia Local Government 1998A Grantor Trust Certificates of Participation, (NPFG), 4.75%, 6/1/28	$935	$1,003,666
Georgia Municipal Association, Inc. Certificates of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,000	1,142,420
Georgia State University Higher Education Facilities Authority, (USG Real Estate Foundation), (AGC), 5.625%, 6/15/38	1,000	1,156,120

		$3,302,206

Insured-Special Tax Revenue — 4.1%
Clarke County Hospital Authority, (Athens Regional Medical Center), (NPFG), 5.00%, 1/1/32	$1,190	$1,323,696
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	4,000	1,149,480
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	545	601,266

		$3,074,442

Insured-Transportation — 5.4%
Atlanta, Airport Passenger Facility Charge, (AGM), 4.75%, 1/1/28	$785	$837,281
Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,000	1,175,100
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	1,780	2,042,176

		$4,054,557

Insured-Water and Sewer — 8.8%
Brunswick-Glynn County Joint Water & Sewer Commission, (AGM), 5.00%, 6/1/33	$500	$581,135
DeKalb County Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	2,062,961

2

Security	Principal Amount (000’s omitted)	Value
Douglasville-Douglas County, Water and Sewer Authority, (NPFG), 5.00%, 6/1/37	$1,250	$1,435,338
Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/25	1,000	1,328,210
Walton County, Water and Sewer Authority, (AGM), 5.00%, 2/1/33	1,000	1,143,180

		$6,550,824

Other Revenue — 1.2%
Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	$750	$907,845

		$907,845

Special Tax Revenue — 8.7%
Athens-Clarke County Unified Government Development Authority, (Economic Development Projects), 5.00%, 6/1/32	$1,080	$1,304,575
Floyd County Hospital Authority, (Floyd Health Medical Center), 5.25%, 7/1/29	750	870,810
Gainesville and Hall County Hospital Authority, (Northeast Georgia Medical Center), 5.00%, 2/15/33	1,750	1,947,102
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	205	234,791
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	220	252,049
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	5,980	477,802
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	825	884,524
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	435	520,208

		$6,491,861

Transportation — 1.9%
Atlanta, Airport Revenue, 5.00%, 1/1/35	$750	$852,525
Atlanta Airport Revenue, (AMT), 5.00%, 1/1/37	500	565,200

		$1,417,725

Water and Sewer — 4.2%
Athens-Clarke County, Unified Government Water and Sewer Revenue, 5.50%, 1/1/38	$1,000	$1,205,010
Fayette County, Water Revenue, 5.00%, 10/1/25	500	633,935
Forsyth County, Water and Sewerage Authority, 5.00%, 4/1/27	1,000	1,303,270

		$3,142,215

Total Tax-Exempt Investments — 102.6% (identified cost $67,604,255)		$76,626,450

Other Assets, Less Liabilities — (2.6)%		$(1,907,256)

Net Assets — 100.0%		$74,719,194

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

3

The Fund invests primarily in debt securities issued by Georgia municipalities. In addition, 11.4% of the Fund’s net assets at November 30, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2012, 41.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 15.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,152,176.

A summary of open financial instruments at November 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/13	115 U.S. 30-Year Treasury Bond	Short	$(17,248,891)	$(17,257,188)	$(8,297)

At November 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $8,297.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$63,200,282

Gross unrealized appreciation	$9,520,109
Gross unrealized depreciation	(358,941)

Net unrealized appreciation	$9,161,168

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At November 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$76,626,450	$—	$76,626,450
Total Investments	$—	$76,626,450	$—	$76,626,450

Liability Description
Futures Contracts	$(8,297)	$—	$—	$(8,297)
Total	$(8,297)	$—	$—	$(8,297)

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At November 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Kentucky Municipal Income Fund

November 30, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 97.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.2%
Kentucky Infrastructure Authority, (Wastewater and Drinking Water), 5.00%, 2/1/27	$1,000	$1,229,030
Kentucky Infrastructure Authority, (Wastewater and Drinking Water), 5.00%, 2/1/30	500	620,115

		$1,849,145

Education — 2.3%
Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,280	$1,332,928

		$1,332,928

Escrowed/Prerefunded — 3.5%
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	$2,250	$2,009,880

		$2,009,880

General Obligations — 5.6%
Kenton County, 4.625%, 4/1/34	$750	$900,105
Lexington-Fayette Urban County Airport Board, 5.00%, 7/1/27	1,000	1,170,450
Owensboro, 4.00%, 6/1/32	1,000	1,109,650

		$3,180,205

Hospital — 8.9%
Kentucky Economic Development Finance Authority, (Ashland Hospital Corp.), 5.00%, 2/1/30	$1,000	$1,119,560
Kentucky Economic Development Finance Authority, (Baptist Healthcare System), 5.00%, 8/15/42	250	278,622
Kentucky Economic Development Finance Authority, (Baptist Healthcare System), 5.625%, 8/15/27	500	590,640
Kentucky Economic Development Finance Authority, (Catholic Health Initiatives), 5.00%, 5/1/29	500	569,725
Louisville/Jefferson County Metro Government, (Catholic Health Initiatives), 5.00%, 12/1/35	750	868,860
Murray Hospital Facilities, (Murray Calloway County Hospital), 5.125%, 8/1/37	1,000	1,020,980
Pikeville Hospital, (Pikeville Medical Center, Inc.), 6.25%, 3/1/31	500	611,230

		$5,059,617

Housing — 3.4%
Kentucky Housing Corp., (AMT), 5.00%, 7/1/37	$190	$198,548
Kentucky Housing Corp., (AMT), 5.30%, 1/1/38	1,630	1,725,763

		$1,924,311

Industrial Development Revenue — 2.9%
Owen County, (American Water Project), 6.25%, 6/1/39	$500	$572,940
Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,070	1,070,888

		$1,643,828

Insured-Bond Bank — 2.0%
Kentucky Rural Water Finance Corp., (NPFG), 4.70%, 8/1/35	$1,060	$1,127,257

		$1,127,257

Insured-Electric Utilities — 15.1%
Carroll County, Environmental Facilities, (AMBAC), (AMT), 5.75%, 2/1/26	$1,000	$1,112,260
Kentucky Municipal Power Agency, (Prairie State Project), (NPFG), 5.00%, 9/1/37	2,000	2,224,000
Kentucky Municipal Power Agency, (Prairie State Project), (NPFG), 5.25%, 9/1/27	1,000	1,158,680
Owensboro, (AMBAC), 0.00%, 1/1/20	2,000	1,654,420
Paducah Electric Plant Board, (AGC), 5.25%, 10/1/35	1,200	1,360,992
Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	400	497,284
Trimble County, Environmental Facilities, (AMBAC), (AMT), 6.00%, 3/1/37	500	562,475

		$8,570,111

1

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 0.5%
Wayne County, School District Finance Corp., (NPFG), Prerefunded to 7/1/15, 4.00%, 7/1/25	$255	$278,006

		$278,006

Insured-Hospital — 6.7%
Jefferson County, Health Facilities Authority, (University Medical Center), (NPFG), 5.25%, 7/1/22	$850	$851,666
Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/27	5,730	2,971,635

		$3,823,301

Insured-Industrial Development Revenue — 0.5%
Boone County, (Dayton Power & Light Co. (The)), (FGIC), 4.70%, 1/1/28	$250	$260,563

		$260,563

Insured-Lease Revenue/Certificates of Participation — 11.5%
Jefferson County, School District Finance Corp., (AGM), 4.50%, 7/1/23	$1,000	$1,112,020
Kentucky Area Development Districts Financing Trust, (XLCA), 4.70%, 6/1/35	1,150	1,189,238
Kentucky Property and Buildings Commission, (AGC), 5.25%, 2/1/29	500	586,725
Kentucky Property and Buildings Commission, (AGM), 5.00%, 11/1/26	500	588,375
Louisville, Parking Authority, (NPFG), 5.00%, 6/1/32	1,000	1,003,550
Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	865	959,467
Puerto Rico Public Buildings Authority, (XLCA), 5.50%, 7/1/21	1,000	1,109,210

		$6,548,585

Insured-Transportation — 4.5%
Louisville Regional Airport Authority, (AGM), (AMT), 5.50%, 7/1/38	$1,000	$1,107,870
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,795	1,473,462

		$2,581,332

Insured-Water and Sewer — 6.5%
Campbell, Kenton and Boone Counties, Sanitation District No. 1, (NPFG), 4.375%, 8/1/35	$500	$529,755
Campbell, Kenton and Boone Counties, Sanitation District No. 1, (NPFG), 5.00%, 8/1/37	1,000	1,153,150
Louisville & Jefferson County Metropolitan Sewer District, (FGIC), (NPFG), 5.00%, 5/15/38	750	800,482
Owensboro, (AGC), 5.00%, 9/15/26	500	584,765
Owensboro, (AGC), 5.00%, 9/15/27	290	338,851
Owensboro, (AGC), 5.00%, 9/15/31	225	260,867

		$3,667,870

Lease Revenue/Certificates of Participation — 10.3%
Fayette County, School District Finance Corp., 4.00%, 4/1/25	$400	$463,676
Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	2,700	2,631,447
Kentucky Asset/Liability Commission, Federal Highway Trust Fund, 5.00%, 9/1/22	1,000	1,247,940
Kentucky Property and Buildings Commission, 5.50%, 11/1/28	750	900,712
Lexington-Fayette Urban County Airport Board General Airport Revenue, (AMT), 5.00%, 7/1/30	500	588,460

		$5,832,235

Other Revenue — 1.0%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$4,200	$328,020
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	7,595	218,888

		$546,908

Special Tax Revenue — 1.2%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$70	$80,172
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	75	85,926
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	125	133,600
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	388,661

		$688,359

2

Security	Principal Amount (000’s omitted)	Value
Transportation — 4.3%
Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/28	$500	$591,810
Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/29	1,000	1,214,850
Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/32	500	616,260

		$2,422,920

Water and Sewer — 3.2%
Louisville & Jefferson County Metropolitan Sewer District, 5.00%, 5/15/27	$500	$613,035
Louisville & Jefferson County Metropolitan Sewer District, 5.00%, 5/15/34	1,000	1,190,250

		$1,803,285

Total Tax-Exempt Investments — 97.1% (identified cost $49,514,914)		$55,150,646

Other Assets, Less Liabilities — 2.9%		$1,664,877

Net Assets — 100.0%		$56,815,523

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kentucky municipalities. In addition, 11.6% of the Fund’s net assets at November 30, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2012, 48.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 22.8% of total investments.

A summary of open financial instruments at November 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/13	65 U.S. 30-Year Treasury Bond	Short	$(9,720,936)	$(9,754,063)	$(33,127)

At November 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $33,127.

3

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$49,459,045

Gross unrealized appreciation	$5,926,741
Gross unrealized depreciation	(235,140)

Net unrealized appreciation	$5,691,601

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$55,150,646	$—	$55,150,646
Total Investments	$—	$55,150,646	$—	$55,150,646

Liability Description
Futures Contracts	$33,127	$—	$—	$33,127
Total	$33,127	$—	$—	$33,127

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At November 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Maryland Municipal Income Fund

November 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.3%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 1.4%
Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,250	$1,257,000

		$1,257,000

Education — 13.2%
Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	$1,000	$1,178,750
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/37	2,000	2,443,840
Maryland Health and Higher Educational Facilities Authority, (Loyola College), 4.75%, 10/1/33	2,160	2,276,100
Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	1,000	1,056,620
Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,500	1,611,405
Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38(1)	400	159,996
Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,000	1,051,310
University of Maryland, Auxiliary Facility and Tuition Revenue, 5.00%, 4/1/28	1,425	1,764,663

		$11,542,684

Escrowed/Prerefunded — 2.4%
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Hospital), Prerefunded to 11/15/13, 5.125%, 11/15/34	$2,000	$2,091,780

		$2,091,780

General Obligations — 13.5%
Anne Arundel County, Water and Sewer Construction, 4.50%, 4/1/29	$1,140	$1,288,781
Baltimore County, (Metropolitan District), 5.00%, 2/1/31	2,000	2,326,860
Maryland, 5.00%, 11/1/19	2,000	2,554,740
Montgomery County, 5.00%, 5/1/23	1,000	1,175,150
Montgomery County, 5.00%, 5/1/25	1,500	1,746,450
Prince George’s County Housing Authority, 5.00%, 7/15/23	2,235	2,642,262

		$11,734,243

Health Care-Miscellaneous — 2.2%
Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.375%, 7/1/32	$895	$896,790
Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.625%, 7/1/22	1,000	1,002,100

		$1,898,890

Hospital — 13.8%
Baltimore County, (Catholic Health Initiatives), 4.50%, 9/1/33	$780	$831,917
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health Care Services, Inc.), 5.00%, 7/1/32	1,000	1,107,040
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 7/1/33	1,000	1,206,700

1

Security	Principal Amount (000’s omitted)	Value
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/40	$2,000	$2,266,220
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), 5.25%, 5/15/46	1,475	1,579,872
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,126,880
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	1,280	1,375,194
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/41	1,630	1,746,610
Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), 5.75%, 1/1/38	750	824,123

		$12,064,556

Housing — 6.2%
Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$1,000	$1,053,680
Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42(2)	1,170	1,231,320
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/37	1,000	1,040,740
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/47	1,965	2,035,307

		$5,361,047

Industrial Development Revenue — 2.4%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	$865	$817,762
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	175	175,658
Maryland Economic Development Corp., (Waste Management, Inc.), (AMT), 4.60%, 4/1/16	1,000	1,084,830

		$2,078,250

Insured-Education — 1.7%
Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$1,200	$1,479,348

		$1,479,348

Insured-Escrowed/Prerefunded — 4.6%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,145	$4,004,403

		$4,004,403

Insured-Hospital — 5.6%
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/42	$740	$782,232
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	3,035	4,058,341

		$4,840,573

Insured-Special Tax Revenue — 2.5%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$550	$244,305
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	1,325	551,518
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	2,000	574,740
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	300	68,850
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	2,000	775,680

		$2,215,093

Insured-Transportation — 5.9%
Maryland Transportation Authority, (AGM), 5.00%, 7/1/28	$1,000	$1,074,060
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36	1,500	1,748,340

2

Security	Principal Amount (000’s omitted)	Value
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(2)	$2,000	$2,324,200

		$5,146,600

Insured-Water and Sewer — 4.7%
Baltimore, (Wastewater Projects), (FGIC), (NPFG), 5.00%, 7/1/22	$1,000	$1,207,170
Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	2,000	2,365,640
Baltimore, (Water Projects), (FGIC), (NPFG), 5.125%, 7/1/42	500	501,845

		$4,074,655

Other Revenue — 1.7%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$15,520	$1,212,112
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	10,110	291,370

		$1,503,482

Senior Living/Life Care — 1.7%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$470	$559,686
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	375	389,696
Maryland Health and Higher Educational Facilities Authority, (Mercy Ridge), 4.75%, 7/1/34	500	519,695

		$1,469,077

Special Tax Revenue — 5.7%
Baltimore (Clipper Mill), 6.25%, 9/1/33	$743	$775,714
Baltimore (Strathdale Manor), 7.00%, 7/1/33	495	512,983
Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	1,000	1,219,770
Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	250	291,908
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(3)	2,040	2,187,186

		$4,987,561

Transportation — 10.1%
Maryland State Department of Transportation, County Transportation, 5.00%, 2/15/23	$1,000	$1,185,060
Maryland Transportation Authority, 4.00%, 7/1/27	2,000	2,311,460
Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	2,000	2,443,020
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	2,500	2,883,050

		$8,822,590

Total Tax-Exempt Investments — 99.3% (identified cost $78,918,864)		$86,571,832

Other Assets, Less Liabilities — 0.7%		$649,913

Net Assets — 100.0%		$87,221,745

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

3

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2012, 25.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 11.0% of total investments.

(1)	Defaulted bond.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $657,186.

A summary of open financial instruments at November 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/13	38 U.S. 30-Year Treasury Bond	Short	$(5,699,634)	$(5,702,375)	$(2,741)

At November 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $2,741.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$74,914,250

Gross unrealized appreciation	$8,755,600
Gross unrealized depreciation	(908,018)

Net unrealized appreciation	$7,847,582

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$86,571,832	$—	$86,571,832
Total Investments	$—	$86,571,832	$—	$86,571,832

Liability Description
Futures Contracts	$(2,741)	$—	$—	$(2,741)
Total	$(2,741)	$—	$—	$(2,741)

4

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At November 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Missouri Municipal Income Fund

November 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.2%
Missouri Environmental Improvement and Energy Resources Authority, 5.00%, 1/1/24	$675	$866,045
Missouri Environmental Improvement and Energy Resources Authority, 5.00%, 1/1/25	575	733,844
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 7.20%, 7/1/16	75	78,614
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control and Drinking Water, 5.00%, 7/1/30	1,000	1,281,790

		$2,960,293

Education — 6.0%
Curators University System Facilities Revenue, (University of Missouri), 5.00%, 11/1/33	$2,000	$2,316,640
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39	1,500	1,772,385
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	1,275	1,506,527

		$5,595,552

Escrowed/Prerefunded — 0.3%
Missouri State Health and Educational Facilities Authority, (Lake Regional Health System), Escrowed to 2/15/14, 5.70%, 2/15/34	$250	$257,280

		$257,280

General Obligations — 13.7%
Belton School District No. 124, (Direct Deposit Program), 4.00%, 3/1/28	$1,000	$1,111,170
Clay County, Public School District, 5.00%, 3/1/28	1,000	1,184,740
Columbia School District, 5.00%, 3/1/31	1,000	1,227,580
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	1,000	1,197,470
Independence School District, (Direct Deposit Program), 5.00%, 3/1/30	1,000	1,193,010
Jackson County, Reorganized School District No. 7, 5.00%, 3/1/28	1,000	1,170,340
Kansas City, 4.75%, 2/1/25	1,000	1,162,680
Marion County School District No. 60, (Direct Deposit Program), 5.00%, 3/1/30	1,000	1,233,850
Saint Louis County Pattonville School District R-3, 4.00%, 3/1/25	750	869,760
University City School District, (Direct Deposit Program), 5.00%, 2/15/26	750	889,500
Wentzville School District No. R-4, 0.00%, 3/1/28	3,000	1,479,360

		$12,719,460

Hospital — 9.2%
Cape Girardeau County Industrial Development Authority, (Southeast Missouri Hospital Association), 5.00%, 6/1/36	$1,000	$1,035,620
Missouri State Health and Educational Facilities Authority, (Barnes Jewish Christian Hospital), 5.25%, 5/15/14	1,950	2,016,807
Missouri State Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	1,000	1,132,670
Missouri State Health and Educational Facilities Authority, (Freeman Health Systems), 5.25%, 2/15/18	450	450,954
Missouri State Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,122,600
Missouri State Health and Educational Facilities Authority, (SSM Healthcare), 5.00%, 6/1/36	1,000	1,099,430

1

Security	Principal Amount (000’s omitted)	Value
Saline County Industrial Development Authority, (John Fitzgibbon Memorial Hospital), 5.60%, 12/1/28	$500	$543,970
West Plains Industrial Development Authority, (Ozarks Medical Center), 5.65%, 11/15/22	1,175	1,176,140

		$8,578,191

Housing — 2.4%
Jefferson County Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$795	$797,942
Missouri Housing Development Commission, (AMT), 5.05%, 1/1/24	505	510,267
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	185	203,385
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	545	569,449
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	145	150,066

		$2,231,109

Industrial Development Revenue — 2.1%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,480	$1,938,637

		$1,938,637

Insured-Education — 1.2%
Missouri State University Auxiliary Enterprise System, (XLCA), 5.00%, 4/1/25	$1,000	$1,146,520

		$1,146,520

Insured-Electric Utilities — 9.5%
Missouri Environmental Improvement and Energy Resources Authority, (Union Electric), (AMBAC), (AMT), 5.45%, 10/1/28	$2,250	$2,253,330
Missouri Joint Municipal Electric Utility Commission, (Prairie State Project), (AMBAC), (BHAC), 5.00%, 1/1/32	1,500	1,706,340
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	390	427,514
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	455	502,798
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,375	1,526,126
Springfield Public Utility, (BHAC), (FGIC), 4.50%, 8/1/36	2,275	2,436,411

		$8,852,519

Insured-Escrowed/Prerefunded — 3.3%
Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$3,590	$3,118,346

		$3,118,346

Insured-General Obligations — 7.6%
Jackson County, Consolidated School District No. 002, (Missouri Direct Deposit), (NPFG), 5.00%, 3/1/27(2)	$1,200	$1,327,896
Kansas City, (NPFG), 5.00%, 2/1/27	1,000	1,149,450
Platte County Reorganized School District No. R-3, (AGM), 5.00%, 3/1/25	1,000	1,158,920
Saint Charles County, Francis Howell School District, (FGIC), (NPFG), 0.00%, 3/1/16	1,000	965,660
Saint Charles County, Francis Howell School District, (FGIC), (NPFG), 5.25%, 3/1/21	1,000	1,310,150
Springfield, School District No. R-12, (AGM), 5.25%, 3/1/25	1,000	1,138,850

		$7,050,926

Insured-Hospital — 5.7%
Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$4,000	$3,174,200

2

Security	Principal Amount (000’s omitted)	Value
Missouri State Health and Educational Facilities Authority, (St. Luke’s Health System), (AGM), 5.50%, 11/15/28	$1,850	$2,128,369

		$5,302,569

Insured-Industrial Development Revenue — 0.8%
Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	$755	$767,797

		$767,797

Insured-Lease Revenue/Certificates of Participation — 5.0%
Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	$1,000	$780,360
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,270	1,385,608
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	1,060,478
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,000	1,432,790

		$4,659,236

Insured-Special Tax Revenue — 4.6%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,350	$3,131,281
Kansas City, Special Obligations, (AGC), 5.00%, 3/1/28	1,000	1,145,360

		$4,276,641

Insured-Transportation — 5.0%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(3)	$2,060	$2,363,417
Saint Louis Airport, (Lambert International Airport), (FGIC), (NPFG), (AMT), 6.00%, 7/1/14	910	970,743
Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,286,270

		$4,620,430

Insured-Water and Sewer — 1.2%
Metropolitan Saint Louis Sewer District, (NPFG), 5.00%, 5/1/36	$1,000	$1,144,000

		$1,144,000

Other Revenue — 3.1%
Missouri Development Finance Board, Cultural Facilities, (Kauffman Center), 4.75%, 6/1/37	$2,500	$2,850,625

		$2,850,625

Senior Living/Life Care — 3.6%
Lee’s Summit Industrial Development Authority, Senior Living Facilities, (John Knox Village), 5.125%, 8/15/32	$925	$947,644
Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	1,300	1,351,103
Saint Louis County Industrial Development Authority, Series A, (Friendship Village West County), 5.50%, 9/1/28	1,000	1,054,750

		$3,353,497

Special Tax Revenue — 4.9%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$309,236
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	337,976
Kansas City, Tax Increment Revenue, (Maincor Project), Series A, 5.25%, 3/1/18	600	637,806
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	6,185	494,182
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	1,150	1,296,108
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	1,350	1,447,402

		$4,522,710

3

Security	Principal Amount (000’s omitted)	Value
Transportation — 2.5%
Missouri Highway and Transportation Commission, 5.00%, 5/1/19	$1,000	$1,152,010
Missouri Highway and Transportation Commission, 5.00%, 5/1/26	1,000	1,141,020

		$2,293,030

Water and Sewer — 5.3%
Kansas City, Sanitation Sewer System Revenue, 4.00%, 1/1/32(4)	$500	$557,815
Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	1,200	1,435,716
Kansas City, Water Revenue, 5.25%, 12/1/32	1,465	1,742,632
Metropolitan St. Louis Sewer District, 5.00%, 5/1/42	1,000	1,203,520

		$4,939,683

Total Tax-Exempt Investments — 100.2% (identified cost $82,036,413)		$93,179,051

Other Assets, Less Liabilities — (0.2)%		$(201,389)

Net Assets — 100.0%		$92,977,662

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

GNMA	-	Government National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. In addition, 10.2% of the Fund’s net assets at November 30, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2012, 43.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 18.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,333,417.

(4)	When-issued security.

4

A summary of open financial instruments at November 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/13	39 U.S. 10-Year Treasury Note	Short	$(5,189,072)	$(5,211,984)	$(22,912)
3/13	9 U.S. 30-Year Treasury Bond	Short	(1,349,913)	(1,350,563)	(650)

					$(23,562)

At November 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $23,562.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$80,036,932

Gross unrealized appreciation	$11,262,119
Gross unrealized depreciation	—

Net unrealized appreciation	$11,262,119

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$93,179,051	$—	$93,179,051
Total Investments	$—	$93,179,051	$—	$93,179,051

Liability Description
Futures Contracts	$(23,562)	$—	$—	$(23,562)
Total	$(23,562)	$—	$—	$(23,562)

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At November 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

North Carolina Municipal Income Fund

November 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 105.0%

Security	Principal Amount (000’s omitted)	Value
Education — 11.0%
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/40	$1,500	$1,799,085
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	5,000	6,055,250
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/38	2,400	2,796,408
University of North Carolina at Charlotte, 5.00%, 4/1/26	1,000	1,259,450
University of North Carolina at Charlotte, 5.00%, 4/1/32	1,250	1,533,838
University of North Carolina at Greensboro, 3.75%, 4/1/32	785	836,763
University of North Carolina at Greensboro, 5.00%, 4/1/31	1,020	1,242,982

		$15,523,776

Electric Utilities — 7.1%
North Carolina Capital Facilities Finance Agency, Solid Waste Disposal Revenue (Duke Energy Carolinas Series B), 4.625%, 11/1/40	$1,500	$1,655,625
North Carolina Eastern Municipal Power Agency, 5.00%, 1/1/26	1,500	1,741,230
North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/24	2,000	2,555,640
North Carolina Municipal Power Agency, (Catawba), 3.00%, 1/1/32(2)	1,000	997,530
North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/30	1,230	1,417,956
North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/31(2)	750	903,233
Puerto Rico Electric Power Authority, 5.50%, 7/1/38	625	648,200

		$9,919,414

Escrowed/Prerefunded — 2.5%
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series N, 0.00%, 7/1/17	$1,950	$1,712,665
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	2,000	1,786,560

		$3,499,225

General Obligations — 0.7%
Charlotte, 5.00%, 7/1/29	$1,000	$1,024,540

		$1,024,540

Hospital — 19.5%
Charlotte-Mecklenburg Hospital Authority, 5.00%, 1/15/47(1)	$4,980	$5,381,338
North Carolina Medical Care Commission, (Duke University Health System), Series A, 5.00%, 6/1/42	2,295	2,563,630
North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/25	2,000	2,294,100
North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/36	825	924,767
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	3,100	3,650,901
North Carolina Medical Care Commission, (Novant Health, Inc.), Series A, 4.75%, 11/1/43	2,000	2,185,300
North Carolina Medical Care Commission, (Rex Hospital, Inc.), Series A, 5.00%, 7/1/30	900	1,020,312
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,921,952
North Carolina Medical Care Commission, (University Health System), 6.25%, 12/1/33(3)	2,500	3,068,825

Security	Principal Amount (000’s omitted)	Value
North Carolina Medical Care Commission, Health Care Facilities Revenue, (Cape Fear Valley Health System), 5.00% to 12/6/12 (Put Date), 10/1/32(2)	$1,000	$1,176,210
North Carolina Medical Care Commission, Health Care Facilities Revenue, (Duke University Health System), 5.00%, 6/1/42	1,250	1,454,813
North Carolina Medical Care Commission, Health Care Facilities Revenue, (WakeMed), 5.00%, 10/1/31	1,500	1,781,250

		$27,423,398

Housing — 5.3%
Charlotte Housing Authority, (South Oaks Crossing Apartments), (AMT), 4.60%, 8/20/26	$1,430	$1,499,712
North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/37	2,105	2,158,151
North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,865	1,938,127
North Carolina Housing Finance Agency, (AMT), 4.85%, 7/1/38	840	873,222
North Carolina Housing Finance Agency, (AMT), 4.90%, 7/1/37	915	949,349

		$7,418,561

Industrial Development Revenue — 0.6%
Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$856,447

		$856,447

Insured-Education — 1.5%
North Carolina Educational Facilities Finance Agency, (Johnson & Wales University), (XLCA), 5.00%, 4/1/33	$865	$869,472
University of North Carolina at Wilmington, (AGC), 5.00%, 10/1/33	1,050	1,205,453

		$2,074,925

Insured-Electric Utilities — 4.2%
Monroe, Combined Enterprise System Revenue, (AGC), 5.00%, 3/1/33	$1,950	$2,232,399
North Carolina Eastern Municipal Power Agency, (AGC), 6.00%, 1/1/19	1,000	1,142,060
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	1,740	1,922,787
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	600	664,734

		$5,961,980

Insured-Escrowed/Prerefunded — 2.4%
North Carolina Medical Care Commission, (WakeMed), (AGC), Prerefunded to 10/1/14, 5.625%, 10/1/38	$1,000	$1,096,360
North Carolina Medical Care Commission, (WakeMed), (AGC), Prerefunded to 10/1/14, 5.875%, 10/1/38	2,090	2,300,944

		$3,397,304

Insured-General Obligations — 0.7%
Puerto Rico, (NPFG), 5.50%, 7/1/20	$840	$940,960

		$940,960

Insured-Hospital — 5.5%
Johnston Memorial Hospital, (AGM), 18.894%, 10/1/36(4)(5)(6)	$1,675	$2,470,759
North Carolina Medical Care Commission, (Betsy Johnson), (AGM), 5.375%, 10/1/24	1,025	1,066,584
North Carolina Medical Care Commission, (Novant Health Obligated Group), (BHAC), (NPFG), 5.00%, 11/1/39	2,500	2,792,350
North Carolina Medical Care Commission, (Wilson Memorial Hospital), (AMBAC), 0.00%, 11/1/15	1,500	1,397,790

		$7,727,483

Insured-Lease Revenue/Certificates of Participation — 2.0%
Franklin County, Certificates of Participation, (NPFG), 5.00%, 9/1/27	$1,500	$1,725,420
Monroe, Certificates of Participation, (AGC), 5.50%, 3/1/39	1,000	1,131,470

		$2,856,890

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 2.6%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$606,782
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	7,775	698,583
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	12,000	2,318,400
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	545	93,217

		$3,716,982

Insured-Transportation — 5.5%
Charlotte Airport, (NPFG), (AMT), 5.25%, 7/1/21	$500	$533,435
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	10,000	4,015,600
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.375%, 1/1/26	1,000	1,171,520
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(7)	1,800	2,065,122

		$7,785,677

Insured-Water and Sewer — 0.4%
Brunswick County, Enterprise System Water and Sewer Revenue, (AGM), 5.25%, 4/1/26	$500	$532,765

		$532,765

Lease Revenue/Certificates of Participation — 14.5%
Cabarrus County, Certificates of Participation, 5.00%, 6/1/29	$1,550	$1,800,372
Cabarrus County, Certificates of Participation, 5.25%, 6/1/28	1,400	1,667,736
Charlotte, (Government Facilities), 5.00%, 6/1/33	1,500	1,530,720
Dare County Limited Obligation, 5.00%, 6/1/29	500	609,165
Durham Capital Financing Corp., 5.00%, 6/1/32	1,700	2,095,505
Durham County, Certificates of Participation, 5.00%, 6/1/31	1,000	1,190,470
Huntersville, 4.00%, 6/1/27	255	287,428
Huntersville, 4.00%, 6/1/28	500	560,170
Huntersville, 4.00%, 6/1/29	245	273,170
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,213,170
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	750	888,015
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/27	1,000	1,224,050
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	1,000	1,220,550
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	1,000	1,219,580
Raleigh, (Downtown Improvement Projects), 5.00%, 2/1/27	2,000	2,264,960
Wake County, 5.00%, 6/1/36	1,000	1,177,740
Watauga Public Facilities Corp., 5.00%, 6/1/27	1,000	1,210,770

		$20,433,571

Other Revenue — 2.6%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$13,560	$1,059,036
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	1,000	1,282,770
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,340,977

		$3,682,783

Senior Living/Life Care — 1.4%
North Carolina Medical Care Commission, (United Methodist), 5.50%, 10/1/32	$1,900	$1,951,471

		$1,951,471

Solid Waste — 0.9%
Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,215,860

		$1,215,860

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 2.9%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$8,510	$679,949
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(7)	2,620	2,809,033
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	545	651,755

		$4,140,737

Transportation — 2.5%
Charlotte Airport, 5.50%, 7/1/34	$535	$648,356
Charlotte Airport, (AMT), 5.00%, 7/1/36	500	561,300
Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,183,870
North Carolina Ports Authority, 5.25%, 2/1/40	1,000	1,154,170

		$3,547,696

Water and Sewer — 8.7%
Cape Fear Public Utility Authority, Water and Sewer System, 5.00%, 8/1/35	$2,495	$2,955,203
Cary, Combined Enterprise System Revenue, 5.00%, 12/1/33	2,000	2,321,400
Charlotte, Water and Sewer, 5.00%, 7/1/34	1,000	1,173,800
Charlotte, Water and Sewer, 5.00%, 7/1/38	1,800	2,135,826
Winston-Salem, Water and Sewer System, 5.00%, 6/1/34	1,000	1,209,530
Winston-Salem, Water and Sewer System, 5.00%, 6/1/39	2,000	2,394,480

		$12,190,239

Total Tax-Exempt Investments — 105.0% (identified cost $129,141,080)		$147,822,684

Other Assets, Less Liabilities — (5.0)%		$(7,052,689)

Net Assets — 100.0%		$140,769,995

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by North Carolina municipalities. In addition, 12.8% of the Fund’s net assets at November 30, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2012, 23.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.6% to 11.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	When-issued security.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at November 30, 2012.

(5)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,025,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2012, the aggregate value of these securities is $2,470,759 or 1.8% of the Fund’s net assets.

(7)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,009,155.

A summary of open financial instruments at November 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/13	200 U.S. 30-Year Treasury Bond	Short	$(29,910,572)	$(30,012,500)	$(101,928)

At November 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $101,928.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$119,146,259

Gross unrealized appreciation	$18,766,250
Gross unrealized depreciation	(24,825)

Net unrealized appreciation	$18,741,425

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$147,822,684	$—	$147,822,684
Total Investments	$—	$147,822,684	$—	$147,822,684

Liability Description
Futures Contracts	$(101,928)	$—	$—	$(101,928)
Total	$(101,928)	$—	$—	$(101,928)

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At November 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Oregon Municipal Income Fund

November 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 105.7%

Security	Principal Amount (000’s omitted)	Value
Education — 7.1%
Forest Grove, (Pacific University), 6.375%, 5/1/39	$3,000	$3,136,380
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	2,000	2,393,600
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,062,500
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/31	500	569,915
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,128,650
Oregon Facilities Authority, (Reed College), 4.75%, 7/1/32	250	293,265
Oregon Facilities Authority, (Reed College), 5.00%, 7/1/29	250	301,663
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,630	1,923,970
Oregon Health and Science University, 5.75%, 7/1/39	2,000	2,350,580

		$13,160,523

Electric Utilities — 3.3%
Eugene, Electric Utility Revenue, 5.00%, 8/1/38	$3,000	$3,616,260
Eugene, Electric Utility System, 5.00%, 8/1/25	945	1,175,382
Port of Morrow, (Portland General Electric), 5.00%, 5/1/33	1,250	1,444,525

		$6,236,167

General Obligations — 40.8%
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/28	$1,500	$980,415
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/29	2,500	1,559,100
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/30	700	415,548
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/31	425	242,683
Clackamas County, School District No. 46, 0.00%, 6/15/32	2,230	1,225,987
Clackamas County, School District No. 46, 0.00%, 6/15/33	2,000	1,057,800
Clackamas County, School District No. 46, 0.00%, 6/15/39	10,370	4,265,699
Clackamas County, School District No. 86, 4.00%, 6/15/25	650	759,395
Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/25	460	340,625
Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/27	3,175	2,191,702
Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/31	3,970	2,329,914
Jackson County, School District No. 549C, 5.00%, 6/15/33(1)	8,000	9,300,800
Keizer, (Keizer Station Area A Improvement District), 5.20%, 6/1/31	1,620	1,804,680
Lane and Douglas Counties, School District No. 45J3, 5.00%, 6/15/24	1,785	2,271,520
Lane and Douglas Counties, School District No. 45J3, 5.00%, 6/15/25	1,445	1,830,035
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/29	1,000	617,570
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/30	1,215	715,076
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/33	1,000	522,520
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/34	1,365	688,124
Multnomah County School District No. 40, 0.00%, 6/15/24	1,640	1,236,347
Multnomah County School District No. 40, 0.00%, 6/15/32	1,720	934,751
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	3,555	3,561,470
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/31	1,575	924,336
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/32	4,000	2,199,080
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/33	5,820	3,078,198
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/38	3,350	1,439,327
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 12/15/38	2,120	895,912
Portland Housing Authority, (Pearl Court LP), (AMT), 4.50%, 1/1/22	1,325	1,403,745
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,346,560

1

Security	Principal Amount (000’s omitted)	Value
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	$465	$497,541
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,880,425
Salem-Keizer, School District No. 24J, 0.00%, 6/15/28	3,745	2,485,594
Salem-Keizer, School District No. 24J, 0.00%, 6/15/30	12,660	7,753,111
Washington and Multnomah Counties Beaverton School District No. 48J, 4.00%, 6/15/23(2)	4,130	4,908,546
Washington County, Forest Grove School District No. 15, 0.00%, 6/15/26	1,975	1,389,610
Washington County, School District No. 13, 0.00%, 6/15/20	350	312,228
Washington County, School District No. 13, 0.00%, 6/15/27	1,535	1,055,067
Washington, Multnomah and Yamhill Counties, School District No. 1J, 4.00%, 6/15/24	2,465	2,910,524
Washington, Multnomah and Yamhill Counties, School District No. 1J, 4.00%, 6/15/25	1,540	1,803,556

		$76,135,121

Hospital — 6.4%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), 8.25%, 1/1/38	$2,500	$3,284,500
Hood River County Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	2,105	2,113,441
Klamath Falls Intercommunity Hospital Authority Revenue, (Sky Lakes Medical Center), 3.50%, 9/1/27	500	502,245
Klamath Falls Intercommunity Hospital Authority Revenue, (Sky Lakes Medical Center), 5.00%, 9/1/20	1,320	1,535,860
Klamath Falls Intercommunity Hospital Authority Revenue, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	292,272
Oregon State Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,685	4,168,177

		$11,896,495

Housing — 6.9%
Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	$755	$755,514
Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	2,370	2,463,283
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42(3)	5,000	5,383,550
Oregon Housing and Community Services Department, (AMT), 5.40%, 7/1/27	2,345	2,431,273
Oregon Housing and Community Services Department, SFMR, (AMT), 4.75%, 7/1/36	915	942,157
Oregon Housing and Community Services Department, SFMR, (AMT), 5.00%, 1/1/25	885	936,852

		$12,912,629

Insured-Education — 2.2%
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	$5,300	$4,186,735

		$4,186,735

Insured-Electric Utilities — 2.6%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	$1,715	$1,879,966
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	2,760	3,049,938

		$4,929,904

Insured-General Obligations — 5.4%
Beaverton School District, (AGC), 5.125%, 6/1/36	$715	$882,245
Clackamas and Washington Counties, School District No. 3, (FGIC), (NPFG), 0.00%, 6/15/23	1,100	876,975
Linn County, Lebanon Community School District No. 9, (FGIC), (NPFG), 5.50%, 6/15/30	4,000	5,799,120
Newport, (AGC), 0.00%, 6/1/28	1,000	642,410
Newport, (AGC), 0.00%, 6/1/29	1,225	757,381
Washington, Multnomah and Yamhill Counties, School District No. 1J, (NPFG), 0.00%, 6/15/26	1,740	1,032,464

		$9,990,595

Insured-Hospital — 2.8%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), 5.375%, 1/1/35	$1,415	$1,568,513

2

Security	Principal Amount (000’s omitted)	Value
Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	$3,000	$3,605,190

		$5,173,703

Insured-Special Tax Revenue — 4.9%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$560	$248,746
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	450	103,275
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	12,100	1,726,670
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,015	1,119,789
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	20,000	3,275,200
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	26,785	2,406,632
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,095	187,289

		$9,067,601

Insured-Transportation — 3.3%
Jackson County, Airport, (XLCA), 5.25%, 12/1/32	$315	$338,975
Jackson County, Airport, (XLCA), 5.25%, 12/1/37	1,685	1,809,252
Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	1,805	2,028,116
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(4)	1,800	2,065,122

		$6,241,465

Other Revenue — 6.5%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$20,255	$1,581,916
Oregon State Department of Administrative Services, 5.00%, 4/1/28(1)(4)	8,740	10,456,623

		$12,038,539

Special Tax Revenue — 4.9%
Lane Community College, 5.00%, 6/15/24	$1,250	$1,590,700
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	12,970	1,036,303
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(4)	5,220	5,596,623
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	755	902,889

		$9,126,515

Transportation — 3.4%
Port of Portland, Portland International Airport, 5.00%, 7/1/29	$4,000	$4,560,320
Redmond Airport Revenue, 5.50%, 6/1/24	215	242,077
Redmond Airport Revenue, 5.75%, 6/1/27	200	225,474
Redmond Airport Revenue, 6.00%, 6/1/34	550	617,051
Redmond Airport Revenue, 6.25%, 6/1/39	600	677,946

		$6,322,868

Water and Sewer — 5.2%
Clean Water Services, Washington County Sewer Revenue, 4.75%, 10/1/27	1,710	2,002,820
Portland, Water System, 5.00%, 5/1/35	$1,865	$2,238,131
Tigard, Washington County, Water System, 5.00%, 8/1/37	4,550	5,445,895

		$9,686,846

Total Tax-Exempt Municipal Securities — 105.7% (identified cost $171,116,267)		$197,105,706

Taxable Municipal Securities — 4.5%

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 1.0%
Oregon Department of Transportation, Highway User Tax, 5.784%, 11/15/30(5)	$1,500	$1,937,475

		$1,937,475

3

Security	Principal Amount (000’s omitted)	Value
Utilities — 2.8%
Port of Morrow, Transmission Facilities, (Bonneville Cooperation Project 1), 3.675%, 9/1/42	$5,000	$5,132,650

		$5,132,650

Water and Sewer — 0.7%
Washington County Clean Water Services, 5.701%, 10/1/30(5)	$1,000	$1,253,070

		$1,253,070

Total Taxable Municipal Securities — 4.5% (identified cost $8,074,699)		$8,323,195

Total Investments — 110.2% (identified cost $179,190,966)		$205,428,901

Other Assets, Less Liabilities — (10.2)%		$(19,031,069)

Net Assets — 100.0%		$186,397,832

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Oregon municipalities. In addition, 13.0% of the Fund’s net assets at November 30, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2012, 19.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 8.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	When-issued security.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $6,748,368.

(5)	Build America Bond. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

4

A summary of open financial instruments at November 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/13	300 U.S. 30-Year Treasury Bond	Short	$(44,865,857)	$(45,018,750)	$(152,893)

At November 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $152,893.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$161,390,458

Gross unrealized appreciation	$28,681,081
Gross unrealized depreciation	(2,012,638)

Net unrealized appreciation	$26,668,443

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$197,105,706	$—	$197,105,706
Taxable Municipal Securities	—	8,323,195	—	8,323,195
Total Investments	$—	$205,428,901	$—	$205,428,901

Liability Description
Futures Contracts	$(152,893)	$—	$—	$(152,893)
Total	$(152,893)	$—	$—	$(152,893)

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At November 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

South Carolina Municipal Income Fund

November 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 105.5%

Security	Principal Amount (000’s omitted)	Value
Education — 4.0%
College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	$4,195	$4,838,010
University of South Carolina, Higher Education Facilities, 5.00%, 5/1/29	1,345	1,664,437

		$6,502,447

Electric Utilities — 5.9%
South Carolina Public Service Authority, (Santee Cooper), 5.375%, 1/1/28	$4,510	$5,468,736
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	3,560	4,242,487

		$9,711,223

General Obligations — 9.2%
Charleston County, 4.00%, 11/1/29	$5,630	$6,478,553
Charleston County School District, 4.00%, 2/1/24	2,535	3,100,127
South Carolina, 3.25%, 8/1/30	1,760	1,804,634
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	3,684,409

		$15,067,723

Hospital — 21.7%
Florence County, (McLeod Regional Medical Center Project), 5.00%, 11/1/37	$1,000	$1,123,900
Greenville Hospital System Board, 5.00%, 5/1/29	3,000	3,511,920
Greenwood County, 5.375%, 10/1/39	3,835	4,395,293
Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,500	1,683,420
Greenwood County, (Self Regional Healthcare), 5.00%, 10/1/22	450	539,537
Lexington County, (Health Services District, Inc.), 5.00%, 11/1/27	3,615	4,145,284
Lexington County, (Health Services District, Inc.), 5.00%, 11/1/32	1,160	1,311,102
South Carolina Jobs Economic Development Authority, (Conway Hospital, Inc. Project), 5.00%, 7/1/37	3,055	3,405,622
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/24	1,640	1,664,912
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/25	2,340	2,376,644
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.625%, 2/1/26	2,090	2,130,818
South Carolina Jobs Economic Development Authority, (Health Services), 5.75%, 8/1/39	3,420	3,912,275
South Carolina Jobs Economic Development Authority, (Kershaw County Medical Center Project), 6.00%, 9/15/38	3,380	3,810,815
Spartanburg County Regional Health Services District, 5.00%, 4/15/37	1,500	1,717,800

		$35,729,342

Industrial Development Revenue — 1.8%
Richland County, (International Paper Co.), (AMT), 5.95%, 9/1/31	$1,500	$1,505,220
Richland County, (International Paper Co.), (AMT), 6.10%, 4/1/23	1,400	1,435,196

		$2,940,416

1

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 11.6%
Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/32	$9,410	$4,696,060
Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/29	5,000	2,739,700
Piedmont Municipal Power Agency, (FGIC), (NPFG), 0.00%, 1/1/23	2,090	1,501,623
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	1,420	1,556,590
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/32	1,350	1,489,212
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	2,375	2,624,494
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	950	1,052,496
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	330	366,270
Rock Hill, Utility System Revenue, (AGM), 5.00%, 1/1/39	2,670	3,135,515

		$19,161,960

Insured-General Obligations — 1.1%
Berkeley County, (AGM), 2.00%, 9/1/25	$240	$240,185
Berkeley County, School District, (AGM), 2.75%, 1/15/22	1,530	1,531,239

		$1,771,424

Insured-Lease Revenue/Certificates of Participation — 2.8%
Scago Educational Facilities Corp., Pickens School District, (AGM), 4.50%, 12/1/28	$3,210	$3,541,689
St. Peters Parish-Jasper County Public Facilities Corp., (County Office Buildings Projects), (AGM), 5.00%, 4/1/31	1,000	1,138,200

		$4,679,889

Insured-Special Tax Revenue — 0.3%
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$3,060	$274,941
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,095	187,289

		$462,230

Insured-Transportation — 2.6%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	$2,700	$3,097,683
Richland-Lexington Airport District, (Columbia Metropolitan Airport), (AGC), (AMT), 5.00%, 1/1/21	1,095	1,199,890

		$4,297,573

Insured-Utilities — 2.8%
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,378,370
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,866,300
South Carolina Jobs Economic Development Authority, (South Carolina Electric and Gas Co.), (AMBAC), 5.20%, 11/1/27	385	386,367

		$4,631,037

Insured-Water and Sewer — 4.7%
Greenwood, Metropolitan District Sewer System, (AGM), 17.928%, 10/1/30(3)(4)(5)	$1,875	$3,079,200
Lexington, Waterworks and Sewer Revenue, (AGC), 5.00%, 1/15/35	2,025	2,364,268
Sumter, Waterworks and Sewer System, (XLCA), 4.50%, 12/1/32	2,155	2,345,502

		$7,788,970

2

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 11.8%
Berkeley County, School District, 5.125%, 12/1/30	$2,350	$2,633,739
Charleston Educational Excellence Financing Corp., 5.25%, 12/1/22	320	359,111
Dorchester County, School District No. 2, 5.25%, 12/1/29	2,500	2,699,625
Greenville County, School District, 5.00%, 12/1/24(1)	3,000	3,457,560
Laurens County, School District, 5.25%, 12/1/30	4,645	4,898,524
Lexington One, School Facilities Corp., 5.25%, 12/1/27	1,470	1,642,534
Lexington One, School Facilities Corp., 5.25%, 12/1/29	1,665	1,844,803
Lexington One, School Facilities Corp., 5.25%, 12/1/30	495	548,455
Newberry County, School District, 5.25%, 12/1/25	1,320	1,400,190

		$19,484,541

Other Revenue — 1.0%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$21,465	$1,676,417

		$1,676,417

Special Tax Revenue — 5.1%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$23,870	$1,907,213
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	5,220	5,596,623
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	968,663

		$8,472,499

Student Loan — 1.6%
South Carolina Education Assistance Authority, 5.10%, 10/1/29	$2,275	$2,571,956

		$2,571,956

Transportation — 6.7%
South Carolina Ports Authority, 5.25%, 7/1/40	$3,725	$4,304,833
South Carolina Transportation Infrastructure Bank, 4.00%, 10/1/29	5,000	5,519,400
South Carolina Transportation Infrastructure Bank, 5.25%, 10/1/40	1,000	1,153,780

		$10,978,013

Water and Sewer — 10.8%
Charleston, Waterworks and Sewer Revenue, 5.00%, 1/1/29	$1,000	$1,230,070
Charleston, Waterworks and Sewer Revenue, 5.00%, 1/1/30	1,000	1,225,870
Charleston, Waterworks and Sewer Revenue, 5.00%, 1/1/35	3,000	3,598,170
Columbia, Waterworks and Sewer Revenue, 5.00%, 2/1/40(1)(2)	7,500	8,915,700
North Charleston Sewer District, 2.00%, 1/1/29	1,000	961,810
North Charleston Sewer District, 2.00%, 1/1/30	1,000	958,490
North Charleston Sewer District, 2.00%, 1/1/31	1,000	950,800

		$17,840,910

Total Tax-Exempt Investments — 105.5% (identified cost $153,427,690)		$173,768,570

Other Assets, Less Liabilities — (5.5)%		$(9,057,248)

Net Assets — 100.0%		$164,711,322

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

3

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by South Carolina municipalities. In addition, 12.0% of the Fund’s net assets at November 30, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2012, 24.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 7.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $6,720,006.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2012, the aggregate value of these securities is $3,079,200 or 1.9% of the Fund’s net assets.

(4)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,625,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(5)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at November 30, 2012.

A summary of open financial instruments at November 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/13	300 U.S. 30-Year Treasury Bond	Short	$(44,865,857)	$(45,018,750)	$(152,893)

At November 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $152,893.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2012, as determined on a federal income tax basis, were as follows:

4

Aggregate cost	$140,203,935

Gross unrealized appreciation	$20,797,103
Gross unrealized depreciation	(122,468)

Net unrealized appreciation	$20,674,635

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$173,768,570	$—	$173,768,570
Total Investments	$—	$173,768,570	$—	$173,768,570

Liability Description
Futures Contracts	$(152,893)	$—	$—	$(152,893)
Total	$(152,893)	$—	$—	$(152,893)

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At November 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Tennessee Municipal Income Fund

November 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.6%

Security	Principal Amount (000’s omitted)	Value
Education — 9.3%
Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series A, 5.00%, 10/1/39	$1,425	$1,685,347
Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series B, 5.00%, 10/1/39	1,000	1,182,700
Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, (Belmont University), 5.00%, 11/1/28	350	395,497
Tennessee School Bond Authority, 5.00%, 5/1/39	1,500	1,758,465

		$5,022,009

Electric Utilities — 5.4%
Chattanooga, Electric Revenue, 5.00%, 9/1/33	$1,500	$1,731,780
Clarksville, Electric Revenue, 5.00%, 9/1/34	500	587,005
Metropolitan Government of Nashville and Davidson County, Series A, 5.00%, 5/15/36	500	600,035

		$2,918,820

General Obligations — 9.4%
Johnson City, 5.00%, 6/1/31	$350	$416,903
Shelby County, 5.00%, 3/1/26	1,000	1,266,040
Tennessee, 4.00%, 8/1/25	1,000	1,188,370
Tennessee, 5.00%, 5/1/29	1,000	1,204,510
Williamson County, 3.25%, 4/1/17	850	947,231

		$5,023,054

Hospital — 15.5%
Chattanooga, Health, Educational and Housing Facilities Board, (Catholic Health Initiatives), 6.25%, 10/1/33	$500	$608,030
Johnson City, Health and Educational Facilities Board, 5.50%, 7/1/36	1,000	1,075,030
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	5,000	1,390,900
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	3,200	759,040
Knox County, Health, Educational and Housing Facilities Board, (East Tennessee Hospital), 5.75%, 7/1/33	500	510,970
Rutherford County, Health and Educational Facilities Board, (Ascension Health Care Group), 5.00%, 11/15/40	1,070	1,246,999
Shelby County, Health, Educational and Housing Facilities Board, (Methodist Le Bonheur Health), 5.00%, 5/1/42	1,000	1,139,690
Shelby County, Health, Educational and Housing Facilities Board, (St. Jude Children’s Research Hospital), 5.00%, 7/1/31	500	552,380
Sullivan County, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	1,000	1,068,430

		$8,351,469

Housing — 3.9%
Tennessee Housing Development Agency, (AMT), 4.85%, 1/1/32	$445	$464,780
Tennessee Housing Development Agency, (AMT), 5.00%, 7/1/32	1,120	1,183,627
Tennessee Housing Development Agency, (AMT), 5.10%, 7/1/38	405	424,193

		$2,072,600

1

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 1.4%
Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	$260	$260,109
Metropolitan Nashville Airport Authority, (Aero Nashville Project), 5.20%, 7/1/26	480	483,115

		$743,224

Insured-Education — 2.7%
Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$1,230	$1,444,364

		$1,444,364

Insured-Electric Utilities — 9.4%
Lawrenceburg, Electric Revenue, (NPFG), 6.625%, 7/1/18	$885	$1,018,856
Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	600	723,084
Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 5/15/29	1,000	1,057,460
Metropolitan Government of Nashville and Davidson County, (NPFG), 0.00%, 5/15/17	1,000	954,260
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	260	285,010
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	450	497,273
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	170	188,341
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	300	332,973

		$5,057,257

Insured-Escrowed/Prerefunded — 5.9%
Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (NPFG), Prerefunded to 7/1/23, 5.125%, 7/1/25	$225	$225,824
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (AGM), Prerefunded to 1/1/13, 5.00%, 1/1/26	825	828,415
West Wilson Utility District Waterworks, (NPFG), Prerefunded to 6/1/14, 5.00%, 6/1/34	2,000	2,141,380

		$3,195,619

Insured-General Obligations — 6.7%
Blount County, Public Building Authority, (AGC), 5.00%, 6/1/32	$500	$575,965
Franklin, Special School District, (AGM), 0.00%, 6/1/19	1,425	1,290,124
Franklin, Special School District, (AGM), 0.00%, 6/1/20	2,000	1,757,920

		$3,624,009

Insured-Hospital — 1.3%
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (AGM), 5.00%, 1/1/26	$675	$676,343

		$676,343

Insured-Lease Revenue/Certificates of Participation — 1.3%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$500	$716,395

		$716,395

Insured-Special Tax Revenue — 3.8%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	$3,000	$862,110
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	4,450	635,015
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	1,750	543,568

		$2,040,693

Insured-Transportation — 2.5%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	$560	$642,482
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	640	705,114

		$1,347,596

Insured-Water and Sewer — 10.5%
Clarksville, Water, Sewer and Gas, (AGM), 5.25%, 2/1/18	$1,000	$1,216,060
Harpeth Valley Utilities District, Davidson and Williamson Counties, (FGIC), (NPFG), 5.00%, 9/1/35	1,000	1,143,250

2

Security	Principal Amount (000’s omitted)	Value
Knox County, First Utility District, (NPFG), 5.00%, 12/1/25	$875	$1,000,694
Memphis, Sanitary Sewer System, (AGM), 4.75%, 7/1/24	1,000	1,103,880
Metropolitan Government of Nashville and Davidson County, Water System, (FGIC), (NPFG), 5.20%, 1/1/13	575	577,438
South Blount County, Utility District, Water Revenue, (AGM), 5.00%, 12/1/33	500	580,715

		$5,622,037

Other Revenue — 1.0%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$6,550	$511,555

		$511,555

Special Tax Revenue — 3.7%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$135	$154,618
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	145	166,124
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	3,975	317,602
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	680	766,394
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	170	182,266
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	388,661

		$1,975,665

Transportation — 3.9%
Memphis-Shelby County, Airport Authority, (AMT), 5.00%, 7/1/25	$500	$579,290
Memphis-Shelby County, Airport Authority, (AMT), 5.75%, 7/1/24	1,250	1,505,163

		$2,084,453

Total Tax-Exempt Investments — 97.6% (identified cost $47,510,358)		$52,427,162

Other Assets, Less Liabilities — 2.4%		$1,296,488

Net Assets — 100.0%		$53,723,650

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Tennessee municipalities. In addition, 13.4% of the Fund’s net assets at November 30, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2012, 45.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 17.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $362,482.

3

A summary of open financial instruments at November 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/13	70 U.S. 30-Year Treasury Bond	Short	$(10,468,700)	$(10,504,375)	$(35,675)

At November 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $35,675.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$47,135,998

Gross unrealized appreciation	$5,750,829
Gross unrealized depreciation	(739,665)

Net unrealized appreciation	$5,011,164

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$52,427,162	$—	$52,427,162
Total Investments	$—	$52,427,162	$—	$52,427,162

Liability Description
Futures Contracts	$(35,675)	$—	$—	$(35,675)
Total	$(35,675)	$—	$—	$(35,675)

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At November 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Virginia Municipal Income Fund

November 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.1%
Virginia Resources Authority, Clean Water Revenue, 5.00%, 10/1/31	$1,000	$1,234,990

		$1,234,990

Education — 9.5%
Alexandria Industrial Development Authority, (Episcopal High School), 5.00%, 1/1/40	$1,700	$1,974,992
University of Virginia, 5.00%, 6/1/40	3,100	3,648,607
Virginia College Building Authority, 5.00%, 9/1/33	4,000	4,673,800
Virginia College Building Authority, 5.00%, 9/1/38	275	321,307

		$10,618,706

Electric Utilities — 3.4%
Chesterfield County Economic Development Authority, (Virginia Electric Power Co. Project), (AMT), 5.60%, 11/1/31	$1,500	$1,598,715
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	2,015	2,178,336

		$3,777,051

Escrowed/Prerefunded — 1.4%
Prince William County Industrial Development Authority, (Potomac Hospital Corp.), Prerefunded to 10/1/13, 5.20%, 10/1/30	$465	$493,146
Prince William County Industrial Development Authority, (Potomac Hospital Corp.), Prerefunded to 10/1/13, 5.35%, 10/1/36	1,000	1,061,780

		$1,554,926

General Obligations — 8.4%
Loudoun County, 5.00%, 7/1/27	$2,820	$3,499,648
Portsmouth, 4.75%, 7/15/25	500	596,160
Portsmouth, 5.25%, 7/15/25	675	828,272
Virginia, 5.00%, 6/1/31	2,000	2,492,680
Virginia Beach, 4.00%, 4/1/29	1,725	1,978,662

		$9,395,422

Hospital — 17.7%
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(1) (2)	$5,000	$6,349,243
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.50%, 5/15/35	3,000	3,509,280
Fauquier County Industrial Development Authority, (Fauquier Hospital), 5.25%, 10/1/37	700	754,194
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), 5.60%, 11/15/30	795	796,988
Smyth County Industrial Development Authority, (Mountain States Health Alliance), 5.50%, 7/1/28	1,100	1,273,591
Virginia Small Business Financing Authority, (Sentara Healthcare), 5.00%, 11/1/40	1,950	2,204,182
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/27	1,500	1,614,960
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	1,605	1,696,999
Winchester Industrial Development Authority, (Valley Health System), 5.25%, 1/1/37	1,500	1,627,935

		$19,827,372

1

Security	Principal Amount (000’s omitted)	Value
Housing — 5.9%
Fairfax County Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	$3,480	$3,625,777
Virginia Housing Development Authority, (AMT), 23.898%, 10/1/35(3)(4)(5)	1,000	1,368,650
Virginia Housing Development Authority, Series A1, (AMT), 5.10%, 10/1/35	1,500	1,590,705

		$6,585,132

Insured-Education — 4.9%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$4,155	$5,554,446

		$5,554,446

Insured-Electric Utilities — 2.8%
Halifax County Industrial Development Authority, (Old Dominion Electric Cooperation), (AMBAC), (AMT), 5.625%, 6/1/28	$2,000	$2,064,740
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,000	1,138,100

		$3,202,840

Insured-Hospital — 5.8%
Harrisonburg Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 5.00%, 8/15/46	$325	$360,360
Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	1,500	1,792,035
Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	3,655	4,338,521

		$6,490,916

Insured-Lease Revenue/Certificates of Participation — 0.7%
Rappahannock Regional Jail Authority, (NPFG), 4.50%, 12/1/36	$785	$835,813

		$835,813

Insured-Special Tax Revenue — 0.4%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$1,020	$453,074

		$453,074

Insured-Transportation — 18.8%
Chesapeake Bay Bridge and Tunnel Commission, (General Resolution), (NPFG), 5.50%, 7/1/25	$5,000	$6,067,700
Metropolitan Washington, DC, Airport Authority System, (FGIC), (NPFG), (AMT), 5.00%, 10/1/33	950	975,935
Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	1,000	1,176,450
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	3,040	3,487,761
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,826,992
Richmond Metropolitan Authority, (FGIC), (NPFG), 5.25%, 7/15/22	3,800	4,507,978
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	144,828
Virginia Port Authority, (AGM), (FGIC), (AMT), 5.00%, 7/1/36	2,825	2,858,420

		$21,046,064

Lease Revenue/Certificates of Participation — 1.6%
Washington County Industrial Development Authority, (Davenport & Co., LLC), 5.25%, 8/1/30	$1,500	$1,765,020

		$1,765,020

Other Revenue — 3.4%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$7,000	$546,700
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	14,980	431,724
Prince William County Industrial Development Authority, (Catholic Diocese Arlington), 5.50%, 10/1/33(6)	1,250	1,285,800

2

Security	Principal Amount (000’s omitted)	Value
Tobacco Settlement Financing Corp., 5.00%, 6/1/47	$2,000	$1,598,380

		$3,862,604

Senior Living/Life Care — 2.0%
Albermarle County Economic Development Authority, (Westminster-Canterbury Blue Ridge), 5.00%, 1/1/42(7)	$100	$101,500
Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	1,085	1,134,248
Virginia Beach Development Authority, (Westminster-Canterbury), 5.375%, 11/1/32	1,000	1,031,930

		$2,267,678

Special Tax Revenue — 1.8%
Fairfax County Economic Development Authority, (Silver Line Phase I Project), 5.00%, 4/1/37	$1,000	$1,153,190
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	3,750	907,350

		$2,060,540

Transportation — 2.6%
Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,000	$1,139,160
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	1,500	1,729,830

		$2,868,990

Water and Sewer — 9.4%
Hopewell Sewer System Revenue, 5.00%, 7/15/33	$1,000	$1,189,860
Fairfax County Water Authority, 5.25%, 4/1/27	2,795	3,984,608
Upper Occoquan Sewer Authority, 4.50%, 7/1/38	475	519,256
Virginia Resources Authority Water & Sewer System, (Tuckahoe Creek Sevice District Project), 0.00%, 11/1/30	500	272,415
Virginia Resources Authority Water & Sewer System, (Tuckahoe Creek Sevice District Project), 0.00%, 11/1/31	1,300	673,296
Virginia Resources Authority Water & Sewer System, (Tuckahoe Creek Sevice District Project), 0.00%, 11/1/32	1,500	737,655
Virginia Resources Authority, Infrastructure Revenue, 5.25%, 11/1/33	2,710	3,216,797

		$10,593,887

Total Tax-Exempt Investments — 101.6% (identified cost $98,855,317)		$113,995,471

Other Assets, Less Liabilities — (1.6)%		$(1,795,143)

Net Assets — 100.0%		$112,200,328

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

3

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2012, 33.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 17.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $4,987,005.

(3)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,000,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at November 30, 2012.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2012, the aggregate value of these securities is $1,368,650 or 1.2% of the Fund’s net assets.

(6)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(7)	When-issued security.

A summary of open financial instruments at November 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/13	245 U.S. 30-Year Treasury Bond	Short	$(36,640,450)	$(36,765,312)	$(124,862)

At November 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $124,862.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2012, as determined on a federal income tax basis, were as follows:

4

Aggregate cost	$93,664,735

Gross unrealized appreciation	$16,197,263
Gross unrealized depreciation	(716,527)

Net unrealized appreciation	$15,480,736

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$–	$113,995,471	$–	$113,995,471
Total Investments	$–	$113,995,471	$–	$113,995,471

Liability Description
Futures Contracts	$(124,862)	$–	$–	$(124,862)
Total	$(124,862)	$–	$–	$(124,862)

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At November 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	January 25, 2013

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	January 25, 2013